Interest-Bearing Borrowings - Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements (Details) - Funds obtained from financial institutions [Member] - CNY (¥)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements [Line Items]
Repurchase agreements, Total gross obligations	[1]	¥ 2,723,216,185	¥ 1,663,401,923
Overnight [Member]
Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements [Line Items]
Repurchase agreements, Total gross obligations		90,938,049	2,781,180
Up to 30 days [Member]
Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements [Line Items]
Repurchase agreements, Total gross obligations		90,938,049	7,955,491
30 to 90 days [Member]
Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements [Line Items]
Repurchase agreements, Total gross obligations		28,356,855	10,308,988
Greater than 90 days [Member]
Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements [Line Items]
Repurchase agreements, Total gross obligations		¥ 2,512,983,232	¥ 1,642,356,264

[1]	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payable in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates based on the related terms of those consolidated structured funds. As of December 31, 2025, the borrowings from VIEs have principal RMB 578,632,158, bearing interests from 5.1% to 10.2% per year.